General risk reserve (Details Narrative) - PRC 1 [member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
General risk reserve description	In accordance with the relevant laws and regulations of the PRC, the Group’s variable interest entity is required to maintain a general risk reserve within the equity, through appropriation of profit, which should not be less than 1.5% of the year end balance of its risk assets over the course of five years
Total Statutory reserve	¥ 9,200	¥ 9,200